RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2025
Schedule of Key management personnel
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Salaries, benefits, and consulting fees	$304	$273	$1,227	$886
Share-based payments	949	424	2,285	1,318
	$1,253	$697	$3,512	$2,204

Schedule of Due to Related Parties
	September 30, 2025	December 31, 2024
Oniva International Services Corp.	$97	$95
Silver Wolf Exploration Ltd.	(307)	(113)
	$(210)	$(18)

Schedule of Other related party transactions
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Salaries and benefits	$261	$235	$834	$731
Office and miscellaneous	131	95	402	342
	$392	$330	$1,236	$1,073